Earnings Per Share - Summary of the Basic and Diluted Earnings Per Share Attributable to Owners of the Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Earnings per share [abstract]
Earnings for the purpose of basic and diluted earnings per share	$ 41,737	$ 27,493	[1]	$ 22,937	[1]
Weighted average number of ordinary shares for the purpose of basic earnings per share	74,159,933	67,579,432		52,919,515
Effect of dilutive potential ordinary shares - restricted ordinary shares and restricted shares unit (note 31)	47,236	28,492		7,185
Weighted average number of ordinary shares for the purpose of diluted earnings per share	74,207,169	67,607,924		52,926,700

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.